Offerings - Offering: 1	Aug. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value
Amount Registered | shares	4,680,000
Proposed Maximum Offering Price per Unit	84.18
Maximum Aggregate Offering Price	$ 393,962,400
Fee Rate	0.01381%
Amount of Registration Fee	$ 54,406.21
Offering Note
Reflects new shares of common stock, $0.01 par value per share, of Haemonetics Corporation (the “Common Stock”) registered hereby under the Haemonetics Corporation Amended and Restated 2019 Long-Term Incentive Compensation Plan (the “Plan”). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall also cover any additional shares of Common Stock that may become issuable under the Plan by reason of any stock dividend, stock split, recapitalization, or any other similar transaction.
Estimated solely for the purpose of determining the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on the New York Stock Exchange on July 31, 2026.